Condensed Financial Information of the Parent Company	12 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
18.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The condensed financial information of the parent company, EZGO Technologies Ltd., has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries.

EZGO, its subsidiaries, its VIE and VIE’s subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of EZGO’s stand-alone financial statements, its investments in subsidiaries, VIE and VIE’s subsidiaries are reported using the equity method of accounting. EZGO’s share of income and losses from its subsidiaries, VIE and VIE’s subsidiaries is reported as earnings from subsidiaries, VIE and VIE’s subsidiaries in the accompanying condensed financial information of parent company.

EZGO is incorporated in the BVI. Under the current laws of the BVI, EZGO is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the BVI.

EZGO did not have significant capital and other commitments, long-term obligations, or guarantees as of September 30, 2019 and 2020.

PARENT COMPANY BALANCE SHEETS

	As of September 30,
	2019	2020
ASSETS
Long term investment	8,226,779	8,869,462
Total assets	$8,226,779	$8,869,462

LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	-	-

Shareholders’ equity
Ordinary shares (par value of $0.001 per share; 100,000,000 shares authorized as of September 30, 2019 and 2020; 7,800,000 shares issued and outstanding as of September 30, 2019 and 2020, respectively)	7,800	7,800
Subscription receivable	(7,800)	(7,800)
Receivables due from a shareholder	(4,835,920)	(4,737,521)
Additional paid-in capital	12,078,058	12,078,058
Statutory reserve	187,973	212,842
Retained earnings	1,453,325	1,575,630
Accumulated other comprehensive loss	(656,657)	(259,547)
Total shareholders’ equity	8,226,779	8,869,462
Total liabilities and shareholders’ equity	$8,226,779	$8,869,462

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the years ended September 30,
	2018	2019	2020
Other income:
Equity in earnings of subsidiaries	$512,541	$1,738,123	$147,174

Income before income tax expense	512,541	1,738,123	147,174
Income tax expense	-	-	-
Net income	512,541	1,738,123	147,174

Other comprehensive income:
Foreign currency translation (loss) income, net of nil income taxes	(187,105)	(192,550)	397,110
Total comprehensive income	$325,436	$1,545,573	$544,284

PARENT COMPANY STATEMENTS OF CASH FLOWS

For the years ended September 30,
	2018	2019	2020
Cash flows from operating activities	$-	$-	$-
Cash flows from investing activities	-	-	-
Cash flows from financing activities	-	-	-
Effect of exchange rate changes	-	-	-
Net increase in cash, cash equivalents and restricted cash	-	-	-
Cash, cash equivalents and restricted cash, at beginning of year	-	-	-
Cash, cash equivalents and restricted cash, at end of year	$-	$-	$-